Film Related Obligations - Summary of Forth Future Annual Repayment (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Future Annual Repayment Of Film Related Obligations [Abstract]
Total film related obligations, net	$ 1,864.4	$ 1,938.0
LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2025		1,393.1
Year Ended March 31, 2026		393.1
Year Ended March 31, 2027		18.8
Year Ended March 31, 2028		144.4
Year Ended March 31, 2029		0.0
Thereafter		0.0
Total		1,949.4
Less unamortized issuance costs		(11.4)
Total film related obligations, net	$ 1,940.2	1,938.0	$ 2,023.6
Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2025		973.3
Year Ended March 31, 2026		318.9
Year Ended March 31, 2027		0.0
Year Ended March 31, 2028		0.0
Year Ended March 31, 2029		0.0
Thereafter		0.0
Total		1,292.2
Production Tax Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2025		260.0
Year Ended March 31, 2026		0.0
Year Ended March 31, 2027		0.0
Year Ended March 31, 2028		0.0
Year Ended March 31, 2029		0.0
Thereafter		0.0
Total		260.0
Backlog Facility and Other [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2025		118.8
Year Ended March 31, 2026		24.1
Year Ended March 31, 2027		0.0
Year Ended March 31, 2028		144.4
Year Ended March 31, 2029		0.0
Thereafter		0.0
Total		287.3
IP Credit Facility [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Future Annual Repayment Of Film Related Obligations [Abstract]
Year Ended March 31, 2025		41.0
Year Ended March 31, 2026		50.1
Year Ended March 31, 2027		18.8
Year Ended March 31, 2028		0.0
Year Ended March 31, 2029		0.0
Thereafter		0.0
Total		$ 109.9